Cassidy & Associates
                  Attorneys at Law
                 215 Apolena Avenue
           Newport Beach, California 92662
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             Email:  CassidyLaw@aol.com



Telephone: 202/387-5400              Fax:  949/673-4525

                    January 9, 2012

Ruairi Regan, Esq.
Division of Corporation Finance
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


          Re:  Amberwood Acquisition Corporation
		File No. 000-54541

Dear Mr. Regan:

     Attached for filing with the Securities and Exchange
Commission in response to the Commission's letter of December 1, 2011, is the Form 10-12G/A.

     The following response addresses the comment of the reviewing staff of the Commission as set forth in its comment letter.

Market Price, page 23

     1. Additional disclosure has been added at the end of the first paragraph in this section and the last paragraph on page 26 explaining that the holding period is a one year period commencing after the filing of the Form 10 information reporting the combination by which the company ceases to be a blank check company.


                         Sincerely,



                         /s/ Lee W. Cassidy